RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF LIST OF RELATED PARTIES

The following is a list of related parties which the Company had transactions with during the six months ended June 30, 2024 and 2023:

	Name	Relationship
(a)	Jiancong Cai	Deputy General Manager/10% shareholder of the Company
(b)	Huiyan Xie	10% shareholder of the Company
(c)	Huajian Xu	CEO of the Company
(d)	Xing Xia	Deputy General Manager/15% shareholder of Wuxi Jinbang

SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

As of June 30, 2024 and December 31, 2023, amounts due from related parties, consisted of the following:

				Exchange
	December 31,		Received	Rate	June 30,
	2023	Provided	Repayment	Translation	2024
Amounts due from related parties
(b) Huiyan Xie	-	6,889,039	(6,887,088)	(1,951)	-
(d) Xing Xia	-	234,856	(215,327)	(19,529)	-
Total amounts due from related parties	$-	$7,123,895	$(7,102,415)	$(21,480)	$-

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

As of June 30, 2024 and December 31, 2023, amounts due to related parties consisted of the following:

	December 31,			Exchange Rate	June 30,
	2023	Borrowed	Repaid	Translation	2024
Amounts due to related parties
(a) Jiancong Cai	$153,976	215,091	$(168,506)	(3,881)	$196,680
(b) Huiyan Xie	374,475	-	(96,464)	-	278,011
(c) Huajian Xu	856,068	8,580	(163,648)	(1,569)	699,431
(d) Xing Xia	286,852	25,171	-	-	312,023
Total amounts due to related parties	$1,671,371	$248,842	$(428,618)	$(5,450)	$1,486,145

SCHEDULE OF MATERIAL RELATED PARTY TRANSACTIONS

Other than the interest free loans due to and due from shareholders, for which the balances are disclosed above, for the six months ended June 30, 2024 and 2023, the Company had the following material related party transactions:

			Six Months Ended June 30,
	Related Parties	Nature	2024	2023
(d)	Xing Xia	sale of products	$95,714	$-